UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08490

Excelsior Funds Trust

(Exact name of registrant as specified in charter)

114 West 47th Street, New York, NY	10036
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Rd., Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-852-1000

Date of fiscal year end: March 31, 2006

Date of reporting period: June 30, 2005

Item 1.	Schedule of Investments.

Excelsior Funds Trust

Income Fund

Schedule of Portfolio Investments	June 30, 2005

(Unaudited)

Shares/Principal	Security Description	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (7.18%):
1,256,341	Countrywide Alternative Loan Trust, 2004-22CB 1A1, 6.00%, 10/25/34	$1,288,823
5,110,318	Wells Fargo Mortgage Backed Securities Trust, 2004-EE 3A1, 3.99%, 01/25/35	5,040,707
1,568,703	Wells Fargo Mortgage Backed Securities Trust, 2005-AR1 1A1, 4.56%, 02/25/35 (a)	1,563,154

Total COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,955,309)		7,892,684

COMMERCIAL MORTGAGE-BACKED SECURITIES (12.13%):
589,958	Asset Securitization Corp., 1997-D4 A4, 7.76%, 04/14/29 (a)	665,607
1,079,503	Bear Stearns Adjustable Rate Mortgage Trust, 2004-10, 15A1, 4.63%, 01/25/35 (a)	1,082,114
1,780,000	CS First Boston Mortgage Securities Corp., 2001-CK3 A2, 6.04%, 06/15/34	1,799,220
1,517,342	DLJ Commercial Mortgage Corp., 2000-CF1 A1A, 7.45%, 06/10/33	1,554,228
1,516,364	DLJ Mortgage Acceptance Corp., 1996-CF2 A3, 7.38%, 11/12/21 (b)	1,554,516
1,781,000	GMAC Commercial Mortgage Securities, 1999-C1, 7.05%, 05/15/33 (a)	1,922,144
173,845	Morgan Stanley Dean Witter Capital I, 2003-TOP9 A2, 4.74%, 11/13/36	176,797
621,376	Mortgage Capital Funding, Inc., 1998-MC1 C, 6.95%, 03/18/30	661,493
425,887	Nomura Asset Securities Corp., 1998-D6 A4, 7.62%, 03/15/30 (a)	507,646
2,232,811	Salomon Brothers Mortgage Securities VII, 2001-C2 A2, 6.17%, 02/13/10	2,349,493
964,217	Wachovia Bank Commercial Mortgage Trust, 2002-C1 A4, 6.29%, 04/15/34	1,063,463

Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $13,559,642)		13,336,721

CORPORATE BONDS (22.50%):
516,650	Bank One Corp., 7.88%, 08/01/10	597,313
1,110,000	Bear Stearns Co., Inc., 5.70%, 11/15/14	1,190,259
600,000	British Telecommunications plc, 8.88%, 12/15/30	846,992
600,000	Caterpillar Financial Service Corp. MTN, 3.00%, 02/15/07	590,397
965,000	CIT Group, Inc., 5.88%, 10/15/08	1,008,849
1,170,000	Citigroup, Inc., 6.63%, 06/15/32	1,396,698
1,743,814	DaimlerChrysler NA Holding Corp., 6.40%, 05/15/06	1,777,865
308,593	Deutsche Telekom International Finance, Multi-Coupon Bond, 8.50%, 06/15/10 (a)	357,639
600,000	Devon Financing Corp., 6.88%, 09/30/11	671,380
825,000	Ford Motor Credit Co., 6.88%, 02/01/06	833,246
1,344,792	General Electric Capital Corp. MTN, 6.00%, 06/15/1202/01/06	1,466,654
1,221,000	Goldman Sachs Group, Inc., 6.13%, 02/15/33	1,334,850
1,000,078	Household Finance Corp., 8.00%, 07/15/10	1,153,954
380,000	International Lease Finance Corp., 4.50%, 05/01/08	381,511
1,388,000	JP Morgan Chase & Co., 5.75%, 01/02/13	1,487,117
1,100,000	Lehman Brothers Holdings, Inc., 3.26%, 04/20/07 (a)	1,100,850
1,760,000	MBIA Global Funding, llc, 2.88%, 11/30/06 (b)	1,726,080
1,500,000	Merrill Lynch & Co. MTN, 5.00%, 02/03/14	1,536,725
1,700,000	Metlife, Inc., 5.00%, 11/24/13	1,729,250
1,700,000	Morgan Stanley, 4.75%, 04/01/14	1,674,787
1,900,000	Pepsi Bottling Group, llc, 2.45%, 10/16/06	1,864,806

Total CORPORATE BONDS (Cost $24,276,113)		24,727,222

TAX-EXEMPT SECURITIES (1.47%):
530,000	California State Economic Recovery, General Obligation Bonds, Series A, (FGIC), 5.25%, 07/01/14	603,172

900,000	Massachusetts Bay Transition Authority, Massachusetts Sales Tax, Revenue Bonds, Series A, 5.00%, 07/01/31	1,007,091

Total TAX-EXEMPT SECURITIES (Cost $1,569,854)		1,610,263

FOREIGN GOVERNMENT OBLIGATION (0.87%):
300,000	United Mexican States, 10.38%, 02/17/09	357,900
545,000	United Mexican States, 6.63%, 03/03/15	599,773

Total FOREIGN GOVERNMENT OBLIGATION (Cost $890,248)		957,673

U.S. GOVERNMENT AGENCY BONDS & NOTES (13.29%):
Fannie Mae (3.85%):
2,500,000	6.25%, 02/01/11	2,739,415
3,000,000	Discount Note, 6.19%, 10/09/19	1,489,404

		4,228,819

Freddie Mac (7.19%):
3,115,799	6.25%, 07/15/32	3,912,225
4,000,000	Discount Note, 2.94%, 07/06/05	3,998,124

		7,910,349

Resolution Funding Corp. (2.25%):
4,851,000	Principal Only STRIPS, 0.00%, 07/15/20	2,469,591

Total U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $13,410,254)		14,608,759

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (34.83%):
Federal Home Loan Mortgage Corporation (6.20%):
3,132,870	Pool # E96460, 5.00%, 05/01/18	3,170,557
778,675	Pool # M80779, 5.00%, 11/01/09	788,969
2,845,782	Pool # M80812, 4.50%, 04/01/10	2,850,930

		6,810,456

Federal National Mortgage Association (20.53%):
15,874	Pool # 190319, 6.50%, 02/01/32	16,465
330,996	Pool # 251502, 6.50%, 02/01/13	344,595
14,982	Pool # 252212, 6.50%, 01/01/29	15,558
138,110	Pool # 252806, 7.50%, 10/01/29	147,653
11,943	Pool # 254406, 6.50%, 08/01/32	12,381
270,357	Pool # 443194, 5.50%, 10/01/28	274,924
5,910	Pool # 450846, 5.50%, 12/01/28	6,010
485,121	Pool # 452035, 5.50%, 11/01/28	493,317
2,960	Pool # 454758, 5.50%, 12/01/28	3,010
9,170	Pool # 485994, 5.50%, 01/01/29	9,325
6,374	Pool # 502922, 6.50%, 07/01/29	6,619
1,681	Pool # 509676, 6.50%, 08/01/29	1,746
7,875	Pool # 535506, 6.50%, 08/01/30	8,179
5,417	Pool # 535911, 6.50%, 05/01/31	5,622
23,184	Pool # 535923, 6.50%, 05/01/31	24,048
9,457	Pool # 535933, 6.50%, 05/01/31	9,809
5,510	Pool # 545264, 6.50%, 09/01/31	5,715
26,424	Pool # 545759, 6.50%, 07/01/32	27,392
2,099	Pool # 547757, 6.50%, 11/01/30	2,179
2,895	Pool # 556702, 6.50%, 11/01/30	3,004
24,946	Pool # 559894, 6.50%, 04/01/31	25,876

739,202	Pool # 561435, 5.50%, 11/01/29	751,690
4,313	Pool # 562567, 6.50%, 02/01/31	4,473
316,529	Pool # 578543, 5.50%, 04/01/31	321,286
4,455	Pool # 583053, 6.50%, 05/01/31	4,621
115,829	Pool # 627259, 5.50%, 02/01/32	117,553
1,382,831	Pool # 632551, 5.50%, 02/01/32	1,403,413
578,168	Pool # 632576, 5.50%, 02/01/32	586,858
611,706	Pool # 645136, 6.50%, 06/01/32	634,120
9,917	Pool # 662505, 6.50%, 10/01/32	10,280
317,001	Pool # 694655, 5.50%, 04/01/33	321,628
2,083,214	Pool # 704440, 5.00%, 05/01/18	2,108,185
89,583	Pool # 710585, 5.50%, 05/01/33	90,891
3,500,000	Pool # 725690, 6.00%, 08/01/34	3,589,477
958,695	Pool # 735224, 5.50%, 02/01/35	972,690
2,205,535	Pool # 777206, 4.00%, 05/01/19	2,161,421
2,122,944	Pool # 786423 ARM, 4.63%, 07/01/34 (a)	2,134,980
641,696	Pool # 805373, 4.50%, 01/01/35	627,917
3,048,286	Pool # 805386 ARM, 4.92%, 01/01/35 (a)	3,076,666
1,990,784	Pool # 822799, 4.50%, 04/01/35	1,948,018
21,996	Pool # C74339, 5.00%, 12/01/32	22,037
194,296	Pool # C74469, 5.00%, 12/01/32	194,651
37,616	Pool # C74676, 5.00%, 12/01/32	37,685

		22,563,967

Government National Mortgage Association (8.10%):
245,610	Pool # 15453, 8.50%, 11/15/17	267,065
81,473	Pool # 434772, 9.00%, 06/15/30	90,290
124,560	Pool # 471660, 7.50%, 03/15/28	133,616
185,594	Pool # 472028, 6.50%, 05/15/28	194,291
123,690	Pool # 475847, 6.50%, 06/15/28	129,486
3,800	Pool # 479087, 8.00%, 01/15/30	4,107
51,082	Pool # 479088, 8.00%, 01/15/30	55,214
195,779	Pool # 503711, 7.00%, 05/15/29	207,448
67,567	Pool # 525556, 8.00%, 01/15/30	73,032
11,517	Pool # 525945, 9.00%, 07/15/30	12,763
563,115	Pool # 575441, 6.50%, 12/15/31	588,804
1,241,504	Pool # 598127, 5.50%, 03/15/18	1,282,274
2,049,387	Pool # 607668, 5.50%, 02/15/18	2,116,689
1,049,379	Pool # 615639, 4.50%, 09/15/33	1,038,259
743,711	Pool # 780548, 8.50%, 12/15/17	808,674
580,715	Pool # 780865, 9.50%, 11/15/17	641,295
284,280	Pool # 781036, 8.00%, 10/15/17	305,995
441,675	Pool # 781084, 9.00%, 12/15/17	480,905
47,293	Pool # 80185 ARM, 3.38%, 04/20/28 (a)	47,966
238,530	Pool # 80205 ARM, 3.38%, 06/20/28 (a)	241,933
183,320	Pool # 80311 ARM, 3.50%, 08/20/29 (a)	185,389

		8,905,495

Total U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (Cost $37,930,573)		38,279,918

U.S. GOVERNMENT SECURITIES (3.39%):
U.S. Treasury Principal Only STRIPS (1.44%):
2,968,118	0.00%, 02/15/20	1,586,518

U.S. Treasury Inflation Protected Bonds (0.50%):
445,000	3.50%, 01/15/11	551,450

U.S. Treasury Notes (1.45%):
1,130,000	7.63%, 11/15/22	1,592,726

Total U.S. GOVERNMENT SECURITIES (Cost $3,449,399)		3,730,694

REGISTERED INVESTMENT COMPANIES (4.04%):
2,218,793	Dreyfus Government Cash Management Fund	2,218,793
2,218,793	Fidelity U.S. Treasury II Fund	2,218,793

Total REGISTERED INVESTMENT COMPANIES (Cost $4,437,586)		4,437,586

Total Investments (Cost $107,478,978) (c) - 99.70%		109,581,520
Other assets in excess of liabilities - 0.30%		331,084

NET ASSETS - 100.00%		$109,912,604

(a)	Variable Rate Security – The rate disclosed is as of June 30, 2005.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $3,280,595 or 2.98% of net assets.

(c)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
2,834,471	(731,929)	2,102,542

ARM – Adjustable Rate Mortgage

Discount Note – The rate reported is the discount rate at the time of purchase.

llc – Limited Liability Company

MTN – Medium Term Note

Multi-Coupon Bond – Coupon rate may increase or decrease in response to a change in the quality rating by an independent rating agency.

plc – public limited company

STRIPS – Separately Traded Registered Interest and Principal Securities

Excelsior Funds Trust

Total Return Bond Fund

Schedule of Portfolio Investments	June 30, 2005

(Unaudited)

Shares/Principal	Security Description	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (9.58%):
2,385,858	Countrywide Alternative Loan Trust, 2004-16CB 1A2, 5.50%, 07/25/34	$2,397,566
6,435,505	Wells Fargo Mortgage Backed Securities Trust, 2004-EE 3A1, 3.99%, 01/25/35	6,347,842
2,186,677	Wells Fargo Mortgage Backed Securities Trust, 2005-AR1 1A1, 4.56%, 02/25/35 (a)	2,178,942

		10,924,350

Federal Home Loan Mortgage Corporation (2.33%):
3,461,184	1602 PH, 6.00%, 04/15/23	3,517,331

Total COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,577,127)		14,441,681

COMMERCIAL MORTGAGE-BACKED SECURITIES (21.24%):
3,635,042	Asset Securitization Corp., 1997-D4 A4, 7.76%, 04/14/29 (a)	4,101,154
1,020,000	Bank of America Commercial Mortgage, Inc., 2004-1 A4, 4.76%, 11/10/39	1,033,752
2,893,096	DLJ Commercial Mortgage Corp., 2000-CF1 A1A, 7.45%, 06/10/33	2,963,427
1,760,000	Greenwich Capital Commercial Funding Corp., 2004-GG1 A1, 5.32%, 06/10/36	1,855,875
2,189	LB Commericial Conduit Mortgage Trust, 1999-C1 A1, 6.41%, 06/15/31	2,229
1,071,155	Morgan Stanley Dean Witter Capital I, 2003-TOP9 A2, 4.74%, 11/13/36	1,089,345
3,000,000	Mortgage Capital Funding, Inc., 1996-MC1 G, 7.15%, 06/15/06	3,072,854
3,828,624	Mortgage Capital Funding, Inc., 1998-MC1 C, 6.95%, 03/18/30	4,075,806
2,624,113	Nomura Asset Securities Corp., 1998-D6 A4, 7.62%, 03/15/30 (a)	3,127,871
5,162,189	Salomon Brothers Mortgage Securities VII, 2001-C2 A2, 6.17%, 02/13/10	5,431,954
3,260,783	Wachovia Bank Commercial Mortgage Trust, 2002-C1 A4, 6.29%, 04/15/34	3,596,414
1,600,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A3, 5.23%, 07/15/41	1,673,811

Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $30,500,595)		32,024,492

CORPORATE BONDS (31.55%):
1,500,000	America Movil S.A., 4.13%, 03/01/09	1,468,821
3,743,000	American Express Co., 5.50%, 09/12/06	3,800,982
3,183,350	Bank One Corp., 7.88%, 08/01/10	3,680,353
2,135,000	Bear Stearns Co., Inc., 5.70%, 11/15/14	2,289,371
1,000,000	British Telecommunications plc, 8.88%, 12/15/30	1,411,654
1,375,000	CIT Group, Inc., 5.88%, 10/15/08	1,437,479
800,000	Citigroup, Inc., 6.63%, 06/15/32	955,007
1,296,186	DaimlerChrysler NA Holding Corp., 6.40%, 05/15/06	1,321,497
1,500,000	DaimlerChrysler NA Holding Corp., 4.05%, 06/04/08	1,477,026
1,500,000	Deutsche Telekom International Finance, 8.75%, 06/15/30	2,030,969
1,001,407	Deutsche Telekom International Finance, Multi-Coupon Bond, 8.50%, 06/15/10	1,160,566
800,000	Devon Financing Corp., 6.88%, 09/30/11	895,174
700,000	Ford Motor Credit Co., 5.80%, 01/12/09	664,507
5,205,208	General Electric Capital Corp. MTN, 6.00%, 06/15/12	5,676,893
2,060,922	Household Finance Corp., 8.00%, 07/15/10	2,378,024
2,300,000	International Lease Finance Corp., 4.50%, 05/01/08	2,309,143
3,277,000	Lehman Brothers Holdings, Inc., 8.25%, 06/15/07	3,529,633
1,000,000	Merrill Lynch & Co. MTN, 5.00%, 02/03/14	1,024,483
885,000	Metlife, Inc., 5.00%, 11/24/13	900,227
885,000	Morgan Stanley, 4.75%, 04/01/14	871,875
1,500,000	Nisource Finance Corp., 7.88%, 11/15/10	1,723,605
1,430,000	Sprint Capital Corp., 8.38%, 03/15/12	1,720,034
1,000,000	TCI Communications, Inc., 9.80%, 02/01/12	1,273,698

1,030,000	Time Warner Cos., Inc., 7.25%, 10/15/17	1,223,432
1,000,000	Wal-Mart Stores, 4.13%, 02/15/11	994,945
1,125,000	Weyerhaeuser Co., 7.95%, 03/15/25	1,361,529

Total CORPORATE BONDS (Cost $45,628,023)		47,580,927

TAX-EXEMPT SECURITIES (3.32%):
2,000,000	Arizona State, Water Infrastructure Finance Authority, Revenue Bonds, Series A, 5.00%, 10/01/16	2,219,900
1,800,000	California State, Infrastructure & Economic Development Bank, Revenue Bonds, Bay Area Toll Bridges Project, Series A, 5.25%, 07/01/16	2,008,512
690,000	Massachusetts Bay Transition Authority, Massachusetts Sales Tax, Revenue Bonds, Series A, 5.00%, 07/01/31	772,103

Total TAX-EXEMPT SECURITIES (Cost $4,966,367)		5,000,515

FOREIGN GOVERNMENT OBLIGATION (1.34%):
1,875,000	United Mexican States, 6.38%, 01/16/13	2,012,813

Total FOREIGN GOVERNMENT OBLIGATION (Cost $1,907,093)		2,012,813

U.S. GOVERNMENT AGENCY BONDS & NOTES (5.67%):
Freddie Mac (5.67%):
2,824,201	6.25%, 07/15/32	3,546,092
5,000,000	Discount Note, 2.94%, 07/06/05	4,997,655

Total U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $8,177,604)		8,543,747

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (12.93%):
Federal National Mortgage Association (12.13%):
97,806	Pool # 190319, 6.50%, 02/01/32	101,453
92,311	Pool # 252212, 6.50%, 01/01/29	95,862
73,589	Pool # 254406, 6.50%, 08/01/32	76,285
39,273	Pool # 502922, 6.50%, 07/01/29	40,786
10,358	Pool # 509676, 6.50%, 08/01/29	10,757
48,524	Pool # 535506, 6.50%, 08/01/30	50,393
33,378	Pool # 535911, 6.50%, 05/01/31	34,642
142,846	Pool # 535923, 6.50%, 05/01/31	148,172
58,268	Pool # 535933, 6.50%, 05/01/31	60,440
33,950	Pool # 545264, 6.50%, 09/01/31	35,216
15,398	Pool # 545697, 6.50%, 06/01/32	15,962
23,680	Pool # 545699, 6.50%, 06/01/32	24,547
162,814	Pool # 545759, 6.50%, 07/01/32	168,780
12,934	Pool # 547757, 6.50%, 11/01/30	13,423
17,835	Pool # 556702, 6.50%, 11/01/30	18,510
153,704	Pool # 559894, 6.50%, 04/01/31	159,435
26,573	Pool # 562567, 6.50%, 02/01/31	27,563
5,734	Pool # 581332, 6.50%, 05/01/31	5,947
27,452	Pool # 583053, 6.50%, 05/01/31	28,475
7,077	Pool # 591237, 6.50%, 08/01/31	7,341
2,668,229	Pool # 618322, 6.00%, 12/01/31	2,738,971
61,103	Pool # 662505, 6.50%, 10/01/32	63,342
2,352,089	Pool # 702861, 5.00%, 04/01/18	2,380,283
2,815,467	Pool # 728826 ARM, 4.10%, 07/01/33 (a)	2,818,549
1,800,179	Pool # 735224, 5.50%, 02/01/35	1,826,457
1,069,099	Pool # 781859, 4.50%, 12/01/34	1,046,143
136,081	Pool # 805373, 4.50%, 01/01/35	133,159
1,462,048	Pool # 805386 ARM, 4.92%, 01/01/35 (a)	1,475,661
2,748,477	Pool # 815479, 4.50%, 03/01/35	2,689,435
1,431,115	Pool # 819361, 4.50%, 04/01/35	1,400,372

595,000	Pool # 820492, 5.50%, 05/01/35	603,499

		18,299,860

Government National Mortgage Association (0.80%):
3,920	Pool # 356873, 6.50%, 05/15/23	4,113
23,414	Pool # 479087, 8.00%, 01/15/30	25,308
314,743	Pool # 479088, 8.00%, 01/15/30	340,200
291,396	Pool # 80185 ARM, 3.38%, 04/20/28 (a)	295,542
179,448	Pool # 80205 ARM, 3.38%, 06/20/28 (a)	182,008
349,465	Pool # 80311 ARM, 3.50%, 08/20/29 (a)	353,409

		1,200,580

Total U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (Cost $19,330,715)		19,500,440

U.S. GOVERNMENT SECURITIES (12.27%):
U.S. Treasury Principal Only STRIPS (8.26%):
3,130,000	0.00%, 05/15/17	1,908,658
19,736,882	0.00%, 02/15/20	10,549,759

		12,458,417

U.S. Treasury Inflation Protected Bonds (2.57%):
3,000,000	3.88%, 01/15/09	3,873,336

U.S. Treasury Notes (1.44%):
1,535,000	7.63%, 11/15/22	2,163,570

Total U.S. GOVERNMENT SECURITIES (Cost $16,713,670)		18,495,323

REGISTERED INVESTMENT COMPANIES (1.74%):
1,313,313	Dreyfus Government Cash Management Fund	1,313,313
1,313,313	Fidelity U.S. Treasury II Fund	1,313,313

Total REGISTERED INVESTMENT COMPANIES (Cost $2,626,626)		2,626,626

Total Investments (Cost $144,427,820) (b) - 99.64%		150,226,564
Other assets in excess of liabilities - 0.36%		547,321

NET ASSETS - 100.00%		$150,773,885

(a)	Variable Rate Security – The rate disclosed is as of June 30, 2005.

(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
6,188,292	(389,548)	5,798,744

ARM – Adjustable Rate Mortgage

Discount Note – The rate reported is the discount rate at the time of purchase.

MTN – Medium Term Note

Multi-Coupon Bond – Coupon rate may increase or decrease in response to a change in the quality rating by an independent rating agency.

STRIPS – Separately Traded Registered Interest and Principal Securities

Excelsior Funds Trust

High Yield Fund

Schedule of Portfolio Investments	June 30, 2005

(Unaudited)

Shares/Principal	Security Description	Value
CORPORATE BONDS (90.05%):
ADVERTISING PERIODICALS (1.35%):
976,000	Dex Media West llc/ Dex Media Finance Co., 9.88%, 08/15/13	$1,112,640
1,000,000	RH Donnelley Finance Corp., 10.88%, 12/15/12 (a)	1,162,500

		2,275,140

AGRICULTURAL CHEMICALS (2.52%):
500,000	IMC Global, Inc., Series B, 11.25%, 06/01/11	552,500
2,000,000	IMC Global, Inc., Series B, Unsecured, 11.25%, 06/01/11	2,210,000
1,298,000	Terra Capital, Inc., 11.50%, 06/01/10	1,479,720

		4,242,220

AUTO-TRUCK PARTS & EQUIPMENT (1.84%):
1,000,000	Accuride Corp., 8.50%, 02/01/15	977,500
2,000,000	Dana Corp., 9.00%, 08/15/11	2,121,644

		3,099,144

CABLE TV (1.04%):
1,000,000	Charter Communications Holdings II, 10.25%, 09/15/10	1,011,250
1,000,000	Charter Communications Holdings llc/ Charter Communications Holdings Capital Corp., 8.63%, 04/01/09	742,500

		1,753,750

CASINO HOTELS (11.55%):
2,000,000	Ameristar Casinos, Inc., 10.75%, 02/15/09	2,175,000
2,000,000	Aztar Corp., 7.88%, 06/15/14	2,115,000
1,000,000	Boyd Gaming Corp., 8.75%, 04/15/12	1,086,250
2,000,000	Caesars Entertainment, Inc., 8.88%, 09/15/08	2,232,500
1,680,000	Kerzner International, Ltd., 8.88%, 08/15/11	1,797,600
2,000,000	MGM Mirage, Inc., 8.50%, 09/15/10	2,220,000
2,000,000	Penn National Gaming, Inc., 8.88%, 03/15/10	2,140,000
2,000,000	Poster Financial Group, 8.75%, 12/01/11	2,035,000
1,000,000	Resorts International Hotel and Casino, Inc., 11.50%, 03/15/09	1,138,750
2,250,000	River Rock Entertainment, 9.75%, 11/01/11	2,469,374

		19,409,474

CELLULAR TELECOM (3.65%):
2,000,000	American Cellular Corp., 10.00%, 08/01/11	2,030,000
1,000,000	Centennial Cellular Operating Co./ Centennial Communications Corp., 10.13%, 06/15/13	1,130,000
2,000,000	Dobson Communications Corp., 8.88%, 10/01/13	1,830,000
1,000,000	Western Wireless Corp., 9.25%, 07/15/13	1,138,750

		6,128,750

CHEMICALS - DIVERSIFIED (3.26%):
2,000,000	Equistar Chemicals L.P./ Equistar Funding Corp., 10.63%, 05/01/11	2,207,500

2,000,000	Lyondell Chemical Co., 9.50%, 12/15/08	2,127,500
1,000,000	Lyondell Chemical Co., 10.50%, 06/01/13	1,143,750

		5,478,750

CHEMICALS - PLASTICS (1.22%):
1,000,000	PolyOne Corp., 10.63%, 05/15/10	1,057,500
1,000,000	PolyOne Corp., 8.88%, 05/01/12	987,500

		2,045,000

CHEMICALS - SPECIALTY (2.24%):
1,500,000	Crompton Corp., 9.88%, 08/01/12	1,740,000
2,000,000	Johnsondiversey, Inc., Series B, 9.63%, 05/15/12	2,030,000

		3,770,000

COMMERCIAL SERVICES (1.83%):
2,000,000	Iron Mountain, Inc., 8.63%, 04/01/13	2,070,000
1,000,000	Iron Mountain, Inc., 7.75%, 01/15/15	1,005,000

		3,075,000

COMPUTER SERVICES (1.20%):
2,000,000	Unisys Corp., 7.88%, 04/01/08	2,020,000

CONSUMER PRODUCTS - MISCELLANEOUS (1.25%):
2,000,000	Armkel llc/ Armkel Finance, 9.50%, 08/15/09	2,107,500

CONTAINERS - METAL/GLASS (2.72%):
3,000,000	Crown European Holdings S.A., 10.88%, 03/01/13	3,525,000
1,000,000	Owens-Illinois, Inc., 7.50%, 05/15/10	1,050,000

		4,575,000

CONTAINERS - PAPER/PLASTIC (3.45%):
3,000,000	Graham Packaging Co., 9.88%, 10/15/14 (a)	3,007,500
1,000,000	Radnor Holdings, Inc., 11.00%, 03/15/10	682,500
2,000,000	Stone Container Corp., 9.75%, 02/01/11	2,115,000

		5,805,000

COSMETICS & TOILETRIES (0.51%):
1,000,000	Del Laboratories, Inc., 8.00%, 02/01/12	860,000

DISTRIBUTION/WHOLESALE (1.11%):
2,000,000	Nebraska Book Co., 8.63%, 03/15/12	1,865,000

DIVERSIFIED OPERATIONS (0.74%):
1,340,000	Stena AB, 7.00%, 12/01/16	1,242,850

ELECTRIC - GENERATION (0.99%):
1,500,000	AES Corp., 9.50%, 06/01/09	1,672,500

ELECTRIC - INTERGRATED (2.71%):
2,000,000	CMS Energy Corp., 9.88%, 10/15/07	2,180,000

2,305,000	PSEG Energy Holdings, Inc., 7.75%, 04/16/07	2,379,913

		4,559,913

FORESTRY (0.97%):
2,000,000	Tembec Industries, Inc., 8.63%, 06/30/09	1,630,000

FUNERAL SERVICES & RELATED ITEMS (1.27%):
1,000,000	Service Corp. International, 7.70%, 04/15/09	1,070,000
1,000,000	Service Corp. International, Unsecured, 7.70%, 04/15/09	1,070,000

		2,140,000

GAS - DISTRIBUTION (1.24%):
2,000,000	SEMCO Energy, Inc., 7.75%, 05/15/13	2,087,632

HOME FURNISHINGS (2.22%):
2,000,000	Sealy Mattress Co., 8.25%, 06/15/14	2,020,000
2,000,000	Simmons Co., 7.88%, 01/15/14	1,720,000

		3,740,000

LIFE/HEALTH INSURANCE (1.27%):
2,000,000	Americo Life, Inc., 7.88%, 05/01/13 (a)	2,139,062

MACHINE TOOLS & RELATED PRODUCTS (0.69%):
1,250,000	Thermadyne Holdings Corp., 9.25%, 02/01/14	1,156,250

MEDICAL - DRUGS (0.29%):
500,000	Warner Chilcott Corp., 8.75%, 02/01/15 (a)	486,250

MEDICAL - HOSPITALS (0.65%):
1,000,000	IASIS Healthcare llc/ IASIS Capital Corp., 8.75%, 06/15/14	1,085,000

MEDICAL PRODUCTS (0.58%):
1,000,000	Encore Medical IHC, Inc., 9.75%, 10/01/12	970,000

METAL PROCESSORS & FABRICATORS (0.31%):
500,000	Mueller Group, Inc., 10.00%, 05/01/12	525,000

MISCELLANEOUS MANUFACTURING (1.62%):
2,000,000	IPC Acquisition Corp., 11.50%, 12/15/09	2,170,000
500,000	Reddy Ice Group, Inc., 8.88%, 08/01/11	555,000

		2,725,000

MULTI-LINE INSURANCE (1.39%):
2,128,000	Allmerica Financial Corp., 7.63%,	2,339,468

MULTIMEDIA (0.59%):
1,000,000	Emmis Operating Co., 6.88%, 05/15/12	990,000

MUSIC (0.96%):
1,600,000	Warner Music Group, 7.38%, 04/15/14	1,616,000

NON-HAZARDOUS WASTE DISPOSAL (0.94%):
1,500,000	Allied Waste North America, 8.88%, 04/01/08	1,575,000

OFFICE AUTOMATION & EQUIPMENT (1.58%):
1,000,000	Xerox Capital Trust I, 8.00%, 02/01/27	1,035,000
1,500,000	Xerox Corp., 7.63%, 06/15/13	1,614,375

		2,649,375

PAPER & RELATED PRODUCTS (4.80%):
2,500,000	Caraustar Industries, Inc., 9.88%, 04/01/11	2,518,750
2,000,000	Intertape Polymer US, Inc., 8.50%, 08/01/14	1,981,932
2,000,000	Mercer International, Inc., 9.25%, 02/15/13	1,600,000
1,890,000	Norske Skog Canada, Series D, 8.63%, 06/15/11	1,949,063

		8,049,745

PHYSICIANS PRACTICE MANAGEMENT (2.08%):
2,000,000	Ameripath, Inc., 10.50%, 04/01/13	2,025,000
1,000,000	US Oncology Holdings, Inc, 8.62%, 03/15/15 (a) (b)	932,500
500,000	US Oncology Holdings, Inc., 9.00%, 08/15/12	535,000

		3,492,500

REITS - HOTELS (0.64%):
1,000,000	La Quinta Properties, Inc., 8.88%, 03/15/11	1,081,250

RENTAL AUTO/EQUIPMENT (1.17%):
2,000,000	United Rentals, Inc., 7.75%, 11/15/13	1,965,000

RESORTS/THEME PARKS (0.56%):
1,000,000	Six Flags, Inc., 9.63%, 06/01/14	935,000

RETAIL - ARTS & CRAFTS (1.24%):
2,000,000	Michaels Stores, Inc., 9.25%, 07/01/09	2,092,500

RETAIL - DISCOUNT (0.96%):
1,500,000	Shopko Stores, 9.25%, 03/15/22	1,620,000

RETAIL - DRUG STORE (1.17%):
2,000,000	Jean Coutu Group, Inc., 8.50%, 08/01/14	1,975,000

RETAIL - MAJOR DEPARTMENT STORE (0.98%):
1,500,000	JC Penney Co., Inc., 8.00%, 03/01/10	1,650,000

SATELLITE TELECOM (1.78%):
1,000,000	Inmarsat Finance plc, 7.63%, 06/30/12	1,055,000
1,000,000	Intelsat Bermuda, Ltd., 8.63%, 01/15/15 (a)	1,055,000
1,000,000	Intelsat, Ltd., 7.63%, 04/15/12	880,000

		2,990,000

SCHOOLS (0.57%):
1,000,000	Knowledge Learning Center, 7.75%, 02/01/15 (a)	955,000

STEEL - PRODUCERS (1.86%):
2,000,000	AK Steel Corp., 7.75%, 06/15/12	1,690,000
1,298,000	United States Steel, Inc., 10.75%, 08/01/08	1,440,780

		3,130,780

TELEPHONE - INTERGRATED (8.68%):
3,000,000	Cincinnati Bell, Inc., 8.38%, 01/15/14	3,075,000
500,000	Cincinnati Bell, Inc., MTN, 6.33%, 12/30/05	500,000
1,000,000	Citizens Communications, 9.25%, 05/15/11	1,116,250
1,000,000	Consolidated Communications Holdings, Inc., 9.75%, 04/01/12 (a)	1,047,500
1,000,000	Eircom Funding, 8.25%, 08/15/13	1,085,000
1,000,000	Hawaiian Telcom Communication, 12.50%, 05/01/15 (a)	1,065,000
2,000,000	Madison River Capital llc/ Madison	2,110,000
1,000,000	Qwest Communications International, 7.50%, 02/15/14 (a)	946,250
3,000,000	Qwest Services Corp., 14.00%, 12/15/14	3,637,499

		14,582,499

TRANSPORTATION - MARINE (0.68%):
1,000,000	Overseas Shipholding Group, 8.75%, 12/01/13	1,141,250

TRANSPORTATION - RAIL (1.13%):
1,750,000	Kansas City Southern, 9.50%, 10/01/08	1,907,500

Total CORPORATE BONDS (Cost $149,635,121)		151,407,052

U.S. GOVERNMENT & AGENCY OBLIGATION (5.95%):
FEDERAL HOME LOAN BANK-DISCOUNT NOTE (5.95%):
10,000,000	2.50%, 07/01/05	9,999,306

Total U.S. GOVERNMENT & AGENCY OBLIGATION (Cost $9,999,306)		9,999,306

COMMON STOCKS (3.17%):
METAL - ALUMINUM (3.17%):
28,037	Ormet Corp. (a)	5,327,030

Total COMMON STOCKS (Cost $7,704,681)		5,327,030

Total Investments (Cost $167,339,108) (c) - 99.17%		166,733,388
Other assets in excess of liabilities - 0.83%		1,402,757

NET ASSETS - 100.00%		$168,136,145

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $18,123,592 or 10.78% of net assets.

(b)	Variable Rate Security - The rate disclosed is as of June 30, 2005.

(c)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
4,708,237	(5,313,957)	(605,720)

Discount Note – The rate reported on the Portfolio of Investments is the discount rate at the time of purchase.

llc – Limited Liability Company

L.P. – Limited Partnership

Ltd – Limited

MTN – Medium Term Note

plc–public limited company

Unsecured – Issued in exchange of 144A security

Excelsior Funds Trust

Equity Core Fund

Schedule of Portfolio Investments	June 30, 2005

(Unaudited)

Shares/Principal	Security Description	Value
COMMON STOCKS (90.86%):
CONSUMER DISCRETIONARY (15.76%):
29,772	Autozone, Inc. (a)	$2,752,719
95,993	Dillards, Inc., Class A	2,248,156
89,978	Eastman Kodak Co.	2,415,909
128,406	Furniture Brands International, Inc.	2,774,853
67,905	John Wiley & Sons, Class A	2,697,866
80,517	Leggett & Platt, Inc.	2,140,142
62,566	Timberland Co., Class A (a)	2,422,556

		17,452,201

CONSUMER STAPLES (7.09%):
58,657	Anheuser Busch Cos., Inc.	2,683,558
71,943	Sysco Corp.	2,603,617
37,139	Wm. Wrigley Jr. Co.	2,556,649

		7,843,824

ENERGY (5.07%):
46,660	Exxon Mobil Corp.	2,681,550
61,932	Suncor Energy, Inc.	2,930,622

		5,612,172

FINANCIAL (13.83%):
77,638	American Capital Strategies Ltd.	2,803,508
31	Berkshire Hathaway, Inc., Class A (a)	2,588,500
22,235	Lehman Brothers Holding, Inc.	2,207,491
70,000	Leucadia National Corp.	2,704,100
77,278	North Fork Bancorporation, Inc.	2,170,739
57,572	RenaissanceRe Holdings Ltd.	2,834,845

		15,309,183

HEALTH CARE (9.81%):
38,933	Johnson & Johnson	2,530,645
49,863	Medtronic, Inc.	2,582,405
54,023	Novo-Nordisk A/S ADR	2,753,552
47,311	Roche Holdings Ltd., Sponsored ADR	2,995,023

		10,861,625

INDUSTRIALS (7.74%):
1,364,791	Bombardier, Inc., Class B	2,908,370
75,152	General Electric Co.	2,604,017
346,999	Quanta Services, Inc. (a)	3,053,591

		8,565,978

INFORMATION TECHNOLOGY (9.21%):
698,849	3com Corp. (a)	2,543,810

73,885	Analog Devices, Inc.	2,756,649
107,647	Molex, Inc., Class A	2,527,552
111,543	National Instruments Corp.	2,364,712

		10,192,723

RAW/INTERMEDIATE MATERIALS (9.75%):
81,685	Aracruz Cellulose S.A. ADR	2,838,554
51,917	E.I. Du Pont de Nemours & Co.	2,232,950
41,333	Monsanto Co.	2,598,606
48,044	Vulcan Materials Co.	3,122,379

		10,792,489

REAL ESTATE (2.48%):
33,700	St. Joe Co.	2,747,898

UTILITIES (10.12%):
209,116	AES Corp. (a)	3,425,320
568,000	Calpine Corp. (a)	1,931,200
197,250	Centerpoint Energy, Inc.	2,605,673
281,312	EL Paso Corp.	3,240,714

		11,202,907

Total COMMON STOCKS (Cost $97,259,130)		100,581,000

FOREIGN COMMON STOCKS (2.41%):
GERMANY (2.41%):
58,097	Bayerische Motoren Werke AG	2,662,193

Total FOREIGN COMMON STOCKS (Cost $2,581,783)		2,662,193

REPURCHASE AGREEMENT (5.17%):
5,724,000	JP Morgan Chase Securities, Inc., 2.40%, dated 06/30/05, to be repurchased on 07/01/05, repurchase price $5,724,382 (collateralized by Freddie Mac Discount Note, par value $5,785,000, maturing on 10/26/05; total market value $5,724,000)	5,724,000

Total REPURCHASE AGREEMENT (Cost $5,724,000)		5,724,000

Total Investments (Cost $105,564,913) (b) - 98.44%		108,967,193
Other assets in excess of liabilities - 1.56%		1,726,314

NET ASSETS - 100.00%		$110,693,507

(a)	Non-income producing security.

(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
6,959,529	(3,557,249)	3,402,280

ADR – American Depository Receipt

Ltd. – Limited

Excelsior Funds Trust

Equity Income Fund

Schedule of Portfolio Investments	June 30, 2005

(Unaudited)

Shares/Principal	Security Description	Value
COMMON STOCKS (87.97%):
CONSUMER DISCRETIONARY (11.62%):
208,300	Circuit City Stores, Inc.	$3,601,507
165,200	Leggett & Platt, Inc.	4,391,016
218,000	Newell Rubbermaid, Inc.	5,197,120
135,000	Snap-On, Inc.	4,630,500
130,000	Superior Industries International, Inc.	3,081,000
243,400	Time Warner, Inc. (a)	4,067,214

		24,968,357

CONSUMER STAPLES (7.03%):
247,000	Albertson’s, Inc.	5,107,960
84,000	Altria Group, Inc.	5,431,440
217,000	American Italian Pasta Co.	4,561,340

		15,100,740

ENERGY (5.14%):
89,300	BP plc ADR	5,570,534
97,800	Chevron Corp.	5,468,976

		11,039,510

FINANCIAL (20.38%):
189,000	Arthur J. Gallagher & Co.	5,127,570
90,016	Bank of America Corp.	4,105,630
93,550	Citigroup, Inc.	4,324,817
85,500	Comerica, Inc.	4,941,900
183,000	Mellon Financial Corp.	5,250,270
153,000	Montpelier RE Holdings, Ltd.	5,290,739
89,960	Morgan Stanley	4,720,201
149,000	U.S. BanCorp.	4,350,800
293,000	Van der Moolen Holding NV ADR	1,380,030
177,500	W. P. Stewart & Co., Ltd.	4,290,175

		43,782,132

HEALTH CARE (6.48%):
87,800	Eli Lilly & Co.	4,891,338
96,300	Medtronic, Inc.	4,987,377
131,400	Merck & Co., Inc.	4,047,120

		13,925,835

INDUSTRIALS (10.81%):
89,845	Deluxe Corp.	3,647,707
170,133	General Electric Co.	5,895,108
127,400	Honeywell International, Inc.	4,666,662
86,475	Hubbell, Inc., Class B	3,813,548

151,100	RR Donnelley & Sons Co.	5,214,461

		23,237,486

INFORMATION TECHNOLOGY (8.52%):
305,000	AVX Corp.	3,696,600
238,000	Electronic Data Systems Corp.	4,581,500
203,000	Microsoft Corp.	5,042,520
300,000	Nokia Oyj ADR	4,992,000

		18,312,620

RAW/INTERMEDIATE MATERIALS (10.06%):
87,000	Eastman Chemical Co.	4,798,050
227,000	Packaging Corp. of America	4,778,350
10,000	Pope Resources, Ltd.	361,680
81,000	Rayonier, Inc.	4,295,430
237,000	RPM, Inc.	4,327,620
115,500	Sonoco Products Co.	3,060,750

		21,621,880

TELECOMMUNICATION (4.63%):
247,300	AT&T Corp.	4,708,592
152,000	Verizon Communications, Inc.	5,251,600

		9,960,192

UTILITIES (3.30%):
178,200	Cleco Corp.	3,843,774
112,750	Vectren Corp.	3,239,308

		7,083,082

Total COMMON STOCKS (Cost $178,689,578)		189,031,834

FOREIGN COMMON STOCKS (2.62%):
NETHERLANDS (0.22%):
100,000	Van der Moolen Holding NV	470,944

UNITED KINGDOM (2.40%):
438,400	Pearson plc	5,166,661

Total FOREIGN COMMON STOCKS (Cost $5,787,238)		5,637,605

CONVERTIBLE PREFERRED STOCKS (6.02%):
CONSUMER DISCRETIONARY (3.96%):
87,500	Ford Motor Co. Capital Trust II, Preferred Exchange, 6.50%	3,528,875
24,000	General Motors Corp., Series B, Preferred Exchange, 5.25%	445,440
215,000	General Motors Corp., Series C, Preferred Exchange, 6.25%	4,536,500

		8,510,815

ENERGY (2.06%):
116,500	EL Paso Energy Capital Trust I, Preferred Exchange, 4.75%	4,432,825

Total CONVERTIBLE PREFERRED STOCKS (Cost $12,636,987)		12,943,640

CALL OPTION PURCHASED (0.06%):
353	Time Warner, Inc. Expires 01/19/05 strike price 15	137,670

Total CALL OPTION PURCHASED (Cost $146,819)		137,670

REPURCHASE AGREEMENT (3.90%):
8,375,000	JP Morgan Chase Securities, Inc., 2.40%, dated 06/30/05, to be repurchased on 07/01/05, repurchase price $8,375,558 (collateralized by Freddie Mac Discount Note, par value $8,464,000, maturing on 10/26/05; total market value $8,375,000)	8,375,000

Total REPURCHASE AGREEMENT (Cost $8,375,000)		8,375,000

Total Investments (Cost $205,635,622) (b) - 100.57%		216,125,749
Liabilities in excess of other assets - (0.57)%		(1,223,727)

NET ASSETS - 100.00%		$214,902,022

(a)	Non-income producing security

(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
16,764,825	(6,274,698)	10,490,127

ADR – American Depository Receipt

Ltd. – Limited

plc – Public limited company

Excelsior Funds Trust

Mid Cap Value Fund

Schedule of Portfolio Investments	June 30, 2005

(Unaudited)

Shares/Principal	Security Description	Value
COMMON STOCKS (98.25%):
CONSUMER DISCRETIONARY (27.97%):
85,900	Autozone, Inc. (a)	$7,942,314
126,600	Black & Decker Corp.	11,375,009
577,200	Blockbuster, Inc., Class A	5,264,064
312,000	Callaway Golf Co.	4,814,160
95,000	Centex Corp.	6,713,650
220,000	EchoStar Communications, Inc.	6,633,000
375,000	Interpublic Group of Companies, Inc. (a)	4,567,500
170,000	Limited Brands	3,641,400
204,300	Newell Rubbermaid, Inc.	4,870,512
114,200	Officemax, Inc.	3,399,734
379,700	Onex Corp.	6,088,490
148,000	Sherwin-Williams Co.	6,969,320
225,000	TJX Cos., Inc.	5,478,750
208,000	Zale Corp. (a)	6,591,520

		84,349,423

CONSUMER STAPLES (2.78%):
205,000	Dean Foods Co. (a)	7,224,200
41,000	Treehouse Foods, Inc. (a)	1,168,910

		8,393,110

ENERGY (9.78%):
217,000	Devon Energy Corp.	10,997,560
153,700	Noble Corp.	9,454,087
117,600	Occidental Petroleum Corp.	9,046,968

		29,498,615

FINANCIAL (13.61%):
167,300	Ace Ltd.	7,503,405
200,000	CIT Group, Inc.	8,594,000
72,400	Lehman Brothers Holding, Inc.	7,187,872
125,000	Leucadia National Corp.	4,828,750
140,000	RenaissanceRe Holdings Ltd.	6,893,600
270,000	Sovereign Bancorp, Inc.	6,031,800

		41,039,427

HEALTH CARE (4.94%):
320,000	Health Management Associates, Inc., Class A	8,377,600
198,900	Shire Pharmaceuticals plc ADR	6,523,920

		14,901,520

INDUSTRIALS (14.29%):
235,000	Brink’s Co.	8,460,000
265,000	Empresa Brasileira de Aeronautica S.A. ADR	8,763,550
153,700	Lincoln Electric Holdings, Inc.	5,095,155

194,400	Mueller Industries, Inc.	5,268,240
420,000	United Rentals, Inc. (a)	8,488,200
185,000	York International Corp.	7,030,000

		43,105,145

INFORMATION TECHNOLOGY (9.10%):
460,000	Avaya, Inc. (a)	3,827,200
200,000	Cabot Microelectronics Corp. (a)	5,798,000
245,000	Electronic Data Systems Corp.	4,716,250
280,400	Harris Corp.	8,751,284
440,000	Symbol Technologies, Inc.	4,342,800

		27,435,534

RAW/INTERMEDIATE MATERIALS (4.80%):
228,800	Aracruz Cellulose S.A. ADR	7,950,800
205,000	Georgia-Pacific Corp.	6,519,000

		14,469,800

REAL ESTATE (4.99%):
360,000	Friedman Billings Ramsey Group, Inc., Class A	5,148,000
121,600	St. Joe Co.	9,915,264

		15,063,264

UTILITIES (5.99%):
2,550,000	Calpine Corp. (a)	8,670,000
406,800	EL Paso Corp.	4,686,336
248,600	Williams Cos., Inc.	4,723,400

		18,079,736

Total COMMON STOCKS (Cost $218,446,875)		296,335,574

FOREIGN COMMON STOCKS (1.65%):
NETHERLANDS (1.65%):
99,500	Hunter Douglas NV	4,978,614

Total FOREIGN COMMON STOCKS (Cost $3,662,399)		4,978,614

Total Investments (Cost $222,109,274) (b) - 99.90%		301,314,188
Other assets in excess of liabilities - 0.10%		314,219

NET ASSETS - 100.00%		$301,628,407

(a)	Non-income producing security.

(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
88,931,129	(9,726,215)	79,204,914

ADR – American Depository Receipt

Ltd. – Limited

plc – public limited company

Excelsior Funds Trust

International Equity Fund

Schedule of Portfolio Investments	June 30, 2005

(Unaudited)

Shares/Principal	Security Description	Value
COMMON STOCKS (96.39%):
AUSTRALIA (0.94%):
11,775	Rio Tinto, Ltd.	$401,640

BELGIUM (3.15%):
18,300	Dexia	403,442
18,400	Fortis S.A.	511,235
5,300	Umicore	425,732

		1,340,409

CANADA (1.30%):
11,670	Suncor Energy, Inc.	551,867

CHINA (3.33%):
395,700	Cafe de Coral Holdings, Ltd. (Hong Kong)	450,689
1,051,000	Far East Consortium Int’L, Ltd. (Hong Kong) (a)	442,978
53,000	Sun Hung Kai Properties, Ltd. (Hong Kong)	523,506

		1,417,173

FINLAND (1.01%):
26,900	Fortum Oyj	431,507

FRANCE (8.34%):
16,600	AXA S.A.	415,402
9,200	BNP Paribas S.A.	631,525
11,900	Carrefour S.A.	577,712
7,800	Compagnie Generale de	661,017
	Geophysique S.A. (CGG) (a)
7,358	Sanofi-Aventis S.A.	604,853
2,779	TotalFinaElf S.A.	653,704

		3,544,213

GERMANY (5.92%):
2,600	Adidas-Salomon AG	436,901
14,100	Bayerische Motoren Werke AG	646,108
7,800	Fielmann AG	505,678
10,000	MAN AG	416,344
39,750	SGL Carbon AG (a)	508,184

		2,513,215

GREECE (1.07%):
23,400	Hellenic Telecommunication S.A. (a)	454,402

INDIA (1.22%):
13,000	State Bank of India GDR (b)	519,220

INDONESIA (1.14%):
946,800	PT Telekomunikasi Indonesia Tbk	485,339

IRELAND (2.90%):
53,902	Anglo Irish Bank Corp.	668,881
35,100	Depfa Bank plc	565,594

		1,234,475

ITALY (3.60%):
170,700	Cassa di Risparmio di Firenze S.p.A. (Carifirenze)	443,799
28,750	ENI S.p.A.	741,723
22,450	Permasteelisa S.p.A.	347,078

		1,532,600

JAPAN (20.10%):
55,000	Asahi Glass Co., Ltd.	578,373
12,700	Canon, Inc.	668,903
47,300	Casio Computer Co., Ltd.	618,552
76,946	Chiyoda Corp.	954,191
7,500	Don Quijote Co., Ltd.	408,550
619	eAccess, Ltd.	417,021
20,700	FamilyMart Co., Ltd.	593,669
10,300	FANUC Co., Ltd.	654,897
6,100	Hoya Corp.	704,185
2,800	Keyence Corp.	627,778
5,500	Kyocera Corp.	420,635
43	Millea Holdings, Inc.	577,832
6,200	Mimasu Semiconducotor Industry Co., Ltd.	86,223
89,500	Mitsui Osk Lines, Ltd.	552,918
13,700	Takeda Pharmaceutical Co., Ltd.	679,563

		8,543,290

MEXICO (2.51%):
8,500	America Movil S.A. de C.V., Series L ADR	506,685
13,260	Cemex S.A. de C.V. ADR	562,489

		1,069,174

NETHERLANDS (2.38%):
15,900	ABN Amro Holding NV	391,725
53,400	Qiagen NV (a)	621,923

		1,013,648

NORWAY (2.64%):
65,700	Telenor ASA	525,387
37,600	Yara International ASA	598,479

		1,123,866

SOUTH KOREA (1.34%):
1,190	Samsung Electronic Co., Ltd.	568,283

SPAIN (3.99%):
8,200	Fomento de Construcciones y Contratas S.A. (FCC)	462,516
24,100	Repsol YPF S.A.	617,380
37,708	Telefonica S.A.	618,124

		1,698,020

SWEDEN (1.02%):
14,200	Modern Times Group (MTG) AB, Class B (a)	435,471

SWITZERLAND (4.23%):
19	Lindt & Spruengli AG	291,264
11,300	Micronas Semiconductor AG (a)	427,663
4,600	Roche Holdings AG	582,224
6,400	UBS AG, Registered Shares	499,415

		1,800,566

TAIWAN (2.76%):
132,000	Hon Hai Precision, Inc.	685,784
53,655	Taiwan Semiconductor Manufacturing Co, Ltd. ADR	489,334

		1,175,118

THAILAND (0.84%):
60,700	Siam Cement Public Co., Ltd. (Foreign Shares)	355,762

UNITED KINGDOM (20.66%):
29,800	Alliance Unichem plc	453,757
84,636	BAE Systems plc	435,392
63,100	BG Group	519,141
64,600	Cadbury Schweppes plc	617,168
61,000	Davis Service Group plc	495,851
26,120	GlaxoSmithKline plc	632,517
47,300	Lloyds TSB Group	401,020
56,500	Paragon Group plc	429,902
13,827	Reckitt Benckiser plc	407,697
20,936	Royal Bank of Scotland Group plc	632,696
172,800	Sage Group plc (The)	693,028
132,349	Serco Group plc	604,929
55,700	Shire Pharmaceuticals Group plc	611,013
63,710	Stolt Offshore S.A. (a)	582,603
18,600	SurfControl plc (a)	153,027
238,755	Vodafone Group plc	582,016
159,554	William Morrison Supermarkets plc	531,942

		8,783,699

Total COMMON STOCKS (Cost $33,987,955)		40,992,957

PREFERRED STOCKS (2.51%):
GERMANY (1.40%):
8,600	Rhoen-Klinikum AG	596,065

SOUTH KOREA (1.11%):
13,200	Hyundai Motor Co., Ltd.	472,135

Total PREFERRED STOCKS (Cost $647,688)		1,068,200

REPURCHASE AGREEMENT (2.16%):
917,000	JP Morgan Chase Securities, Inc., 2.40%, dated 06/30/05, to be repurchased on 07/01/05, repurchase price $917,061 (collateralized by Freddie Mac Discount Note, par value $927,000, maturing on 10/26/05; total market value $917,000)	917,000

Total REPURCHASE AGREEMENT (Cost $917,000)		917,000

Total Investments (Cost $35,552,643) (c) - 101.06%		42,978,157
Liabilities in excess of other assets - (1.06)%		(452,256)

NET ASSETS - 100.00%		$42,525,901

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $519,220 or 1.22% of net assets.

(c)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
8,550,901	(1,125,387)	7,425,514

ADR – American Depository Receipt

GDR – Global Depository Receipt

Ltd – Limited

plc – public limited company

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Excelsior Funds Trust

By (Signature and Title)	/s/ MARY MARTINEZ
Mary Martinez, President

Date 8/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ MARY MARTINEZ
Mary Martinez, President

Date 8/29/05

By (Signature and Title)	/s/ AGNES MULLADY
Agnes Mullady, Treasurer

Date 8/29/05